INCOME TAXES - Deferred Tax Assets & Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets [Roll Forward]
Deferred tax asset, beginning of year	$ 760	$ 432	$ 490
Recognized in net loss (income)	(40)	324	(14)
Acquisition from business combination	0	50	51
Recognized in equity	(46)	(45)	(99)
Foreign exchange and other	13	(1)	4
Deferred tax asset, end of year	687	760	432
Deferred Tax Liablities [Roll Forward]
Deferred tax liability, beginning of year	475	0	0
Recognized in net income (loss)	(16)	174	0
Acquisition from business combination	0	254	0
Recognized in equity	166	47	0
Foreign exchange and other	10	0	0
Deferred tax liability, end of year	$ 635	$ 475	$ 0